PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Details) - Funded pension - The company - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2003	Feb. 28, 2003
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			18.00%	8.40%
Pension benefit obligations at beginning of year	Rp 1,540
Return on plan assets (excluding amount included in net interest expense)	1,455	Rp (1,708)
Provision of additional benefit	(205)
Pension benefit obligations at end of year	1,057	1,540
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	22,354	18,849
Service costs	384	366
Past service cost - plan amendments		94
Interest costs	1,459	1,454
Pension plan participants’ contributions	(38)	(41)
Actuarial losses recognized in OCI	(2,691)	2,862
Pension benefits paid	(1,423)	(1,312)
Pension benefit obligations at end of year	20,121	22,354
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(20,814)	(19,046)
Interest costs	(1,357)	(1,388)
Return on plan assets (excluding amount included in net interest expense)	(1,455)	1,708
Pension plan participants’ contributions	38	41
Pension benefits paid	1,423	1,312
Provision of additional benefit	(205)
Plan administration costs	(62)	(57)
Pension benefit obligations at end of year	Rp (19,064)	Rp (20,814)